Recently Issued Accounting Standards - Additional Information (Detail) - New Accounting Pronouncement, Early Adoption, Effect [Member] $ in Millions	Jan. 01, 2018 USD ($)
Accumulated other comprehensive income (loss)
New Accounting Pronouncement, Early Adoption [Line Items]
Tax cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings	$ 7
Retained earnings
New Accounting Pronouncement, Early Adoption [Line Items]
Tax cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings	$ 7